Retirement Plans Weighted-average Assumptions (Details)	12 Months Ended								4 Months Ended	12 Months Ended					4 Months Ended	12 Months Ended
	Sep. 30, 2013 United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2012 United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2011 United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2010 United States Pension Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2012 United States Pension Plans of US Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2012 United States Pension Plans of US Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2010 United States Pension Plans of US Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2011 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2012 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Sep. 30, 2013 Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2011 Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Domestic Pension Plans of Foreign Entity, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2012 Domestic Pension Plans of Foreign Entity, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2011 Domestic Postretirement Benefit Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Domestic Postretirement Benefit Plans of Foreign Entity, Defined Benefit [Member]	Sep. 30, 2012 Supplemental Employee Retirement Plans, Defined Benefit [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plans, Defined Benefit [Member]	Sep. 30, 2010 Supplemental Employee Retirement Plans, Defined Benefit [Member]	Sep. 30, 2012 Supplemental Employee Retirement Plans, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plans, Defined Benefit [Member] Minimum [Member]	Sep. 30, 2012 Supplemental Employee Retirement Plans, Defined Benefit [Member] Maximum [Member]	Sep. 30, 2011 Supplemental Employee Retirement Plans, Defined Benefit [Member] Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			3.11%		2.75%	2.00%	3.32%	3.50%				3.75%	3.00%	3.25%	3.75%	3.00%	6.00%	6.00%
Expected long-term rate of return on plan assets	7.50%	8.00%	7.86%	8.65%							6.90%	6.00%	3.51%	6.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		5.27%	5.50%	5.53%					5.56%	5.27%		5.13%	3.51%	4.90%	5.13%	4.90%			4.21%	0.87%	0.24%	4.61%	5.09%